Note 23 - Commitments and Contingencies (Details Textual) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 11.3	$ 11.1
Total capital commitments	$ 17.5